Statements of Cash Flows (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net profit (loss)	$ 351,156	$ 44,658	$ (41,793)	$ (189,824)
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Bad debts written off	48	954	1,002	93
Depreciation of plant and equipment		4,372	11,959	10,938
Finance costs			10,617
Impairment loss on goodwill				140,240
Plant and equipment written off			41,854
Operating profit/(loss) before working capital changes	351,204	49,984	23,639	(38,553)
Changes in operating assets and liabilities:
Inventories	(134,954)	30,960	209,209	(32,724)
Trade and other receivables	71,089	27,732	5,818	38,499
Trade and other payables	(202,535)	(235,799)	12,847	(328,668)
Amount due from related parties	(264,059)		(303,057)	298,404
Cash used in operating activities	(179,255)	(127,123)	(51,544)	(63,042)
Cash flows from financing activities:
(Cancellation)/Issuance of shares	(9,980)	79,308	66,360
Interest paid			(10,617)
Drawdown/(Repayment) of term loans			171,214	(6,746)
Net cash (used in)/generated from financing activities	(9,980)	79,308	226,957	(6,746)
Foreign currency translation adjustment	53,292	974	(1,141)	21,107
NET CHANGE IN CASH AND CASH EQUIVALENTS	(135,943)	(46,841)	174,272	(48,681)
CASH AND CASH EQUIVALENTS, BEGINNING OF FINANCIAL YEAR	244,533	70,261	70,261	118,942
CASH AND CASH EQUIVALENTS, END OF FINANCIAL YEAR	108,590	23,420	244,533	70,261
CASH AND CASH EQUIVALENTS INFORMATION:
Cash and bank balances	108,590	23,420	244,533	70,261
Cash and cash equivalents, end of financial year	$ 108,590	$ 23,420	$ 244,533	$ 70,261